Derivative Instruments - Notional Amounts (Details)	3 Months Ended
Dec. 31, 2020 $ / bbl bbl
Crude Oil Swap, Q1 2021
Derivative [Line Items]
Notional Volume | bbl	442,253,000
Weighted average price (in usd per bbl)	52.30
Crude Oil Swap, Q2 2021
Derivative [Line Items]
Notional Volume | bbl	517,768,000
Weighted average price (in usd per bbl)	51.17
Crude Oil Swap, Q3 2021
Derivative [Line Items]
Notional Volume | bbl	534,278,000
Weighted average price (in usd per bbl)	50.99
Crude Oil Swap, Q4 2021
Derivative [Line Items]
Notional Volume | bbl	528,116,000
Weighted average price (in usd per bbl)	51.06
Crude Oil Swap, 2022
Derivative [Line Items]
Notional Volume | bbl	360,000,000
Weighted average price (in usd per bbl)	45.25
Natural Gas Swaps, Q1 2021
Derivative [Line Items]
Notional Volume | bbl	450,000,000
Weighted average price (in usd per bbl)	2.97
Natural Gas Swaps, Q2 2021
Derivative [Line Items]
Notional Volume | bbl	450,000,000
Weighted average price (in usd per bbl)	2.97
Natural Gas Swaps, Q3 2021
Derivative [Line Items]
Notional Volume | bbl	450,000,000
Weighted average price (in usd per bbl)	2.97
Natural Gas Swaps, Q4 2021
Derivative [Line Items]
Notional Volume | bbl	450,000,000
Weighted average price (in usd per bbl)	2.97
Crude Oil Collars, 2022
Derivative [Line Items]
Notional Volume | bbl	360,000,000
Crude Oil Collars, 2022 | Short
Derivative [Line Items]
Weighted average price (in usd per bbl)	35.00
Crude Oil Collars, 2022 | Long
Derivative [Line Items]
Weighted average price (in usd per bbl)	42.63
Crude Oil Basis, Q1 2021
Derivative [Line Items]
Notional Volume | bbl	435,000,000
Weighted average price (in usd per bbl)	0.40
Crude Oil Basis, Q2 2021
Derivative [Line Items]
Notional Volume | bbl	435,000,000
Weighted average price (in usd per bbl)	0.40
Crude Oil Basis, Q3 2021
Derivative [Line Items]
Notional Volume | bbl	435,000,000
Weighted average price (in usd per bbl)	0.40
Crude Oil Basis, Q4 2021
Derivative [Line Items]
Notional Volume | bbl	435,000,000
Weighted average price (in usd per bbl)	0.40